Document and Entity Information	Mar. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001590955
Document Type	8-K
Document Period End Date	Mar. 05, 2026
Entity Registrant Name	Paycom Software, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36393
Entity Tax Identification Number	80-0957485
Entity Address, Address Line One	7501 W. Memorial Road
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73142
City Area Code	(405)
Local Phone Number	722-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PAYC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false